Employee benefit expenses	12 Months Ended
Dec. 31, 2025
Employee benefit expenses [Abstract]
Employee benefit expenses
30.
Employee benefit expenses

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Salaries	4,741,380	5,139,741	4,930,701
Directors’ remuneration	23,980	22,718	19,567
Labor and health insurance	432,568	477,338	471,894
Pension	195,359	215,840	200,962
Other personnel expenses	442,781	594,897	584,710
	5,836,068	6,450,534	6,207,834
a)
In accordance with the Company’s Articles of Incorporation, employees’ compensation is based on the current year’s earnings, which should first be used to cover accumulated deficits, if any, and then 10% of the remaining balance distributed as employees’ compensation, of which the amount distributed to non-executive employees shall not be less than 3% of the profit, including distributions to certain qualifying employees in affiliate companies, and no more than 0.5% as directors’ remuneration. Subject to the Board of Directors’ approval, employees’ compensation may be made by way of cash or share issuance. Distribution of employees’ compensation and directors’ remuneration shall be presented and reported in the subsequent shareholders’ meeting.
b)
Based on profit as of the end of reporting period, for the years ended December 31, 2023, 2024 and 2025, the employees’ compensation were accrued at NT$250,181 thousand, NT$186,484 thousand and NT$65,061 thousand, respectively; the directors’ remuneration were accrued at NT$6,255 thousand, NT$4,662 thousand and NT$1,626 thousand, respectively.
c)
For the year of 2024, employees’ compensation and directors’ remuneration recognized were consistent with the amounts resolved in the Board of Directors’ meeting.